UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2001

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                             Name: Jeffrey S. Halis

                    Address: 153 East 53rd Street, 55th Floor
                            New York, New York 10022

                          Form 13F File Number: 28-7420
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:              Jeffrey S. Halis


Title:
Phone:              212-446-2460

Signature, Place, and Date of Signing:

/s/Jeffrey S. Halis
New York, New York                       February 11, 2002

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

                                 Report Summary

Number of Other Included Managers:                              0

Form 13F Information Table Entry Total:                        64

Form 13F Information Table Value Total:                $155,955 (thousands)
List of Other Included Managers:

                                         Provide a numbered list of the  name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect to  which this report is filed,
                                         other  than  the  manager  filing  this
                                         report. [If there  are  no  entries  in
                                         this list,  state  "NONE"  and omit the
                                         column headings and list entries.]

No.          NONE


Form 13F File Number 28-

Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Bank Mutual Corporation        COM              063748107     5300   346833 SH       SOLE                   346833
Capitol Federal Financial      COM              14057C106     8480   406913 SH       SOLE                   406913
Charter Financial Corp         COM              16122M100     8846   505500 SH       SOLE                   505500
Dutchfork Bancshares           COM              26704p108      925    45000 SH       SOLE                    45000
Eagle Bancorp.                 COM              268948106     1103    68400 SH       SOLE                    68400
Empire Federal Bancorp         COM              291657104     1074    72816 SH       SOLE                    72816
First Banctrust Corp           COM              38168f102     1200    80000 SH       SOLE                    80000
First Citizens Bancshares      CLA              31946M103      626     6409 SH       SOLE                     6409
First Community Finl Corp      COM              31984m106      405    13700 SH       SOLE                    13700
First Fed Bankshares           COM              32020V100     1492   120796 SH       SOLE                   120796
Gaston Federal Bancorp Inc.    COM              367304102      435    28900 SH       SOLE                    28900
Gouverneur Bancorp Inc.        COM              383584109      221    28300 SH       SOLE                    28300
Greater Del. Valley Savings    COM              391688108      229     8385 SH       SOLE                     8385
Hudson City Bancorp            COM              443683107      526    20000 SH       SOLE                    20000
Landmark Bancshares            COM              514928100      488    23940 SH       SOLE                    23940
Pathfinder Bancorp Inc.        COM              70320A103      323    24400 SH       SOLE                    24400
Pulaski Bancorp Inc.           COM              745357103      610    24100 SH       SOLE                    24100
River Valley Bancorp           COM              768475105      956    46200 SH       SOLE                    46200
West Essex Bancorp             COM              952698108      591    38750 SH       SOLE                    38750
Willow Grove Bancorp           COM              97111E101     4853   252223 SH       SOLE                   252223
Alleghany Corp                 COM              017175100     1940    10081 SH       SOLE                    10081
Baycorp Holdings Ltd           COM              072728108      213    22700 SH       SOLE                    22700
Cna Financial Corp             COM              126117100     1998    68500 SH       SOLE                    68500
Equifax Inc                    COM              294429105      848    35100 SH       SOLE                    35100
Erie Indemnity                 COM              29530P102    23457   609449 SH       SOLE                   609449
Fmc Corp                       COM              302491303    10347   173900 SH       SOLE                   173900
General Electric Co.           COM              369604103     2823    70432 SH       SOLE                    70432
Huttig Building Products       COM              448451104     1962   321700 SH       SOLE                   321700
Imagistics intl inc            COM              45247T104     5341   432500 SH       SOLE                   432500
Joy Global Inc                 COM              481165108     2801   166734 SH       SOLE                   166734
Lee Enterprises                COM              523768109     3128    86000 SH       SOLE                    86000
Level 3 Communications         COM              52729N100      282    56500 SH       SOLE                    56500
Liberte Investors              COM              530154103       90    23117 SH       SOLE                    23117
Liquid Audio                   COM              53631t102     1123   478053 SH       SOLE                   478053
Massey Energy Company          COM              576206106     7270   350700 SH       SOLE                   350700
Momentum Business Applications COM              60877P108     1379    69300 SH       SOLE                    69300
Octel Corp                     COM              675727101     8364   464700 SH       SOLE                   464700
Ray Tech Corp                  COM              755103108      133    51200 SH       SOLE                    51200
Redwood Trust Inc.             COM              758075402      853    35200 SH       SOLE                    35200
Rockwell Collins               COM              774341101      273    14000 SH       SOLE                    14000
Softnet Systems                COM              833964109       46    25000 SH       SOLE                    25000
Stamps.Com Inc.                COM              852857101      650   181539 SH       SOLE                   181539
Vyyo Inc                       COM              918458100       40    27547 SH       SOLE                    27547
Associated  Bank Corp.         COM              045487105      608    17218 SH       SOLE                    17218
Barrick Gold Corp              COM              067901108     3393   212758 SH       SOLE                   212758
Cardinal Health                COM              14149Y108      970    15000 SH       SOLE                    15000
Chevrontexaco Corp.            COM              166764100     5941    66296 SH       SOLE                    66296
Commercial Federal             COM              201647104      305    12991 SH       SOLE                    12991
Jds Uniphase Corp              COM              46612j101      408    47000 SH       SOLE                    47000
Johnson & Johnson              COM              478160104     2980    50427 SH       SOLE                    50427
Magellan Health Services       COM              559079108      509    80100 SH       SOLE                    80100
New York Community Bancorp     COM              649445103     2622   114622 SH       SOLE                   114622
Openwave Systems               COM              683718100      220    22546 SH       SOLE                    22546
Phillips Petroleum Co          COM              718507106      482     8000 SH       SOLE                     8000
Pride International Inc        COM              74153Q102     1492    98800 SH       SOLE                    98800
Sanmina Sci. Corp.             COM              800907107     7301   366879 SH       SOLE                   366879
Solectron  Corp                COM              834182107      633    56160 SH       SOLE                    56160
Texas Instruments              COM              882508104      528    18850 SH       SOLE                    18850
Verisign Inc                   COM              92343e102     3559    93557 SH       SOLE                    93557
Veritas Software Corp          COM              923436109      760    16964 SH       SOLE                    16964
Washington Mutual              COM              939322103     3507   107250 SH       SOLE                   107250
Deutsche Telecom               Sponsored ADR    251566105     2293   135691 SH       SOLE                   135691
Montgomery Financial           COM              613826106      290    19600 SH       SOLE                    19600
Telephone & Data               COM              879433100     3110    34650 SH       SOLE                    34650